CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities and Commitments

	30 June 2025	31 December 2024
	£m	£m
Guarantees given to third parties	726	493
Formal standby facilities, credit lines and other commitments	38,140	35,178
	38,866	35,671